Share-based compensation	6 Months Ended
Jun. 30, 2020
Share-based compensation
Share-based compensation

6.     Share-based compensation

Stock appreciation rights

As at June 30, 2020, the Company had granted 3,099,782 stock appreciation rights (“SARs”) (inclusive of 5,779 forfeited SARs) to certain of its officers and directors under its 2013 Equity Incentive Plan.

A summary of awards, simulation inputs, outputs and valuation methodology is as follows:

Model Inputs
								Weighted	Average
						Risk-free		Average	Expected
	SARs	Exercise	Vesting	Grant	Dividend	rate of	Expected	Fair Value	Exercise	Valuation
Grant Date	Awarded	Price	Period	Price	Yield	Return	Volatility	@ grant date	Life	Method
Mar 12, 2014	22,118	$13.66	3 yrs.	$13.66	2.93%	2.06%	56.31%	$4.17	4.6 - 5.0 yrs.	Monte Carlo
Sep 1, 2014	5,595	$13.91	3 yrs.	$13.91	2.88%	2.20%	53.60%	$4.20	4.5 - 5.0 yrs.	Monte Carlo
Mar 6, 2015	37,797	$10.25	3 yrs.	$10.25	3.90%	1.90%	61.38%	$2.98	4.2 - 5.0 yrs.	Monte Carlo
Jan 15, 2016	205,519	$9.20	3 yrs.	$9.20	6.63%	1.79%	58.09%	$2.20	4.0 - 5.0 yrs.	Monte Carlo
Apr 4, 2018	1,719,733	$7.40	3 yrs.	$7.40	0.00%	2.51%	40.59%	$2.67	4.25 yrs.	Black- Scholes
Mar 7, 2019	560,000	$5.10	3 yrs.	$5.10	0.00%	2.43%	43.65%	$2.00	4.5 yrs.	Black- Scholes
Mar 4, 2020	549,020	$5.25	3 yrs.	$5.25	0.00%	0.73%	46.42%	$2.04	4.5 yrs.	Black- Scholes

Changes in the SARs for the six months ended June 30, 2020 are set forth below:

		Weighted average
	No. of SARs	exercise price
Balance as at January 1, 2020	2,544,983	$7.14
SARs granted during the six months ended June 30, 2020	549,020	$5.25
SARs forfeited during the six months ended June 30, 2020	—	—
Balance as at June 30, 2020 (none of which are exercisable or convertible)	3,094,003	$6.80

The total cost related to non-vested SAR awards expected to be recognized through 2023 is set forth below:

Period	Total
2020(1)	669,599
2021	746,667
2022	435,556
2023	62,222
1,914,044
(1)	Six-month period ending December 31, 2020.

Restricted stock units

As at June 30, 2020, the Company had granted 484,532 restricted stock units (“RSUs”) to certain of its officers and directors under its 2013 Equity Incentive Plan.

A summary of awards is as follows:

Grant Date	RSUs Awarded	Service Period	Grant Price
January 2, 2019	176,659	2 years	$4.64
March 7, 2019	86,210	3 years	$5.10
May 28, 2019	59,237	1 year	$7.47
March 4, 2020	83,916	2 years	$5.25
May 29,2020	78,510	1 year	$5.84

Changes in the RSUs for the six months ended June 30, 2020 are set forth below:

		Weighted average fair
	No. of RSUs	value at grant date
Balance as at January 1, 2020	322,106	$5.28
RSUs granted during the six months ended June 30, 2020	162,426	$5.54
RSUs vested during the six months ended June 30, 2020	(176,304)	$(5.67)
RSUs forfeited during the six months ended June 30, 2020	—	—
Balance as at June 30, 2020 (none of which are vested)	308,228	$5.19

The total cost related to non-vested RSU awards expected to be recognized through 2023 is set forth below:

Period	Total
2020 (1)	580,879
2021	484,451
2022	171,279
2023	24,476
1,261,085
(1)	Six-month period ending December 31, 2020.

Dividend equivalent rights

As at June 30, 2020, the Company had granted 1,146,517  dividend equivalent rights (“DERs”) to certain of its officers and directors under its 2013 Equity Incentive Plan.

A summary of awards, simulation inputs, outputs and valuation methodology is as follows:

Model Inputs
	DERs	Service	Fair	Dividend	Risk-free rate	Expected	Valuation
Grant Date	Awarded	Period	Value	Yield	of Return	Volatility	Method
Nov 4 , 2019	1,146,517	2 yrs.	$0.49	2.93%	2.06%	30.22%	Monte Carlo

Changes in the DERs for the six months ended June 30, 2020 are set forth below:

		Weighted average fair
		value at grant
	No. of DERs	date
Balance as at January 1, 2020	1,146,517	$0.49
DERs granted during the six months ended June 30, 2020	—	—
DERs forfeited during the six months ended June 30, 2020	—	—
Balance as at June 30, 2020 (none of which are vested)	1,146,517	$0.49

The total cost related to non-vested DER awards expected to be recognized through 2021 is set forth below:

Period	Total
2020 (1)	140,448
2021	234,081
374,529
(1)	Six-month period ending December 31, 2020.